Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets	COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	December 31, 2023	December 31, 2022
Original cost:
Technology	$406,391	$402,592
Customer relations	390,511	392,584
Trademarks and other	207,375	224,110
	1,004,277	1,019,286
Accumulated amortization:
Technology	259,956	246,126
Customer relations	162,728	147,104
Trademarks and other	191,073	193,323
	613,757	586,553
Amortized cost	$390,520	$432,733

Estimated Aggregate Amortization Expense	The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2024		$35,847
2025		34,111
2026		34,413
2027		31,854
2028	and thereafter	254,295
		$390,520

Schedule Of Goodwill
Changes in goodwill during 2023 were as follows:

	Aerospace	C4I and Cyber	ISTAR and EW	Land	ESA	2023
Balance, at January 1	$61,933	$316,655	$130,379	$592,871	$400,656	$1,502,494
PPA and PPA adjustment (1)	—	—	—	—	13,472	13,472
Net translation differences (2)	1,255	—	2,849	(21,005)	—	(16,901)
Balance, at December 31	$63,188	$316,655	$133,228	$571,866	$414,128	$1,499,065

(1)PPA adjustment related to preliminary PPA of a subsidiary acquired in 2022, and PPA related to acquisition during 2023. See Note 1D(1).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.